FUTURE ACCOUNTING DEVELOPMENTS (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
At cost or in accordance with IFRS 16 within fair value model [member]
FUTURE ACCOUNTING DEVELOPMENTS (Details) [Line Items]
Additions to right-of-use assets	£ 1,700
IAS 12 [member]
FUTURE ACCOUNTING DEVELOPMENTS (Details) [Line Items]
Reclassified tax credit	£ 74